Other liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Disclosure of other liabilities [text block]
13.	Other liabilities

Following is a summary of other liabilities:

	December 31, 2017	December 31, 2016
Accruals and other accumulated expenses	8,018	4,170
Accounts payable	9,307	11,179
Others	3,226	2,979
	20,551	18,328